Note 8 - Common Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8 .	Common Stock

Increase in Authorized Shares of Common Stock

At a special meeting of our stockholders held on
August 4, 2017,
our stockholders approved an amendment to our certificate of incorporation to increase our authorized shares of common stock from
300,000,000
to
600,000,000
shares. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on
August 4, 2017.

Common Stock Transactions

D
uring
2017
and
2016,
we issued
19,862,000
and
1,400,000
shares of our common stock, respectively, pursuant to the conversion of our Series C Preferred Stock (see Note
7
).

During
2017,
we issued
31,639,577
shares of our common stock related to the exercise of stock purchase warrants, resulting in net proceeds to us of
$571,511.
During
2016,
we issued
21,884,420
shares of our common stock related to the exercise of stock purchase warrants, resulting in net proceeds of
$1,339,801.

Stock Option Plans

In
2006
we adopted the GeoVax Labs, Inc.
2006
Equity Incentive Plan (the
“2006
Plan”) and
during
2016,
our stockholders approved the GeoVax Labs, Inc.
2016
Stock Incentive Plan (the
“2016
Plan”) which provides our Board of Directors broad discretion in creating equity incentives for employees, officers, directors and consultants. We have reserved
1,550,300
shares of our common stock for currently outstanding stock options under the
2006
Plan, and
6,000,000
shares for outstanding stock options and future issuances under the
2016
Plan. The
2016
Plan replaces the
2006
Plan, which expired
September 28, 2016,
and
no
further grants
may
be made under the
2006
Plan. As such, the
2016
Plan will serve as the sole equity incentive compensation plan for the Company
. The exercise price for any option granted
may
not
be less than fair value (
110%
of fair value for ISO’s granted to certain employees). Options have a maximum ten
-year term and generally vest over
three
years.

Certain information concerning our stock opti
on plans as of
December 31, 2017,
and a summary of activity during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 201 6	3,499,475	$1.21
Granted	3,680,000	0.05
Exercised	-	-
Forfeited or expired	(155,200)	15.25
Outstanding at December 31, 201 7	7,024,275	$0.29	8.8	$-0-
Exercisable at December 31, 201 7	1,951,484	$0.90	6.6	$-0-

Stock Purchase
Warrants

The following table presents a summary of stock purchase warrant activity during the year ended
December 31, 2017:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	32,751,578	$0.07
Issued	-	-
Exercised	(31,639,577)	0.02
Forfeited or expired	(1,112,001)	0.57
Outstanding and exercisable at December 31, 2017	-0-	$-

Common Stock Reserved

A summary
of common stock reserved for future issuance as of
December 31, 2017
is as follows:

Stock Option Plans	7,550,300
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	171,349,733
Series D Convertible Preferred Stock	66,666,666
Total	245,852,413